LOSS PER SHARE (Details Narrative)	3 Months Ended		12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 shares
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	84,583	92,917	84,583	84,583	37,917
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,097,096	1,097,096	1,097,096	1,097,096	208,333
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion of debentures | $			$ 11,111
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion of debentures			$ 73,000	$ 100,000